Share-Based Compensation - Summary of Company's Employee Share Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding, Beginning balance	1,587,614
Number of options, Granted	355,545
Number of options, Exercised	(395,633)
Number of options, Forfeited	(124,875)
Number of options, Outstanding, Ending balance	1,422,651	1,587,614
Number of options, Vested and expected to vest, Ending balance	1,385,958
Number of options, Exercisable, Ending balance	293,381
Weighted average exercise price, Outstanding, Beginning balance	$ 24.88
Weighted average exercise price, Granted	74.30
Weighted average exercise price, Exercised	19.42
Weighted average exercise price, Forfeited	23.49
Weighted average exercise price, Outstanding, Ending balance	38.87	$ 24.88
Weighted average exercise price, Vested or expected to vest	38.98
Weighted average exercise price, Exercisable	23.41
Weighted average grant date fair value, Outstanding, Beginning balance	19.67
Weighted average grant date fair value, Outstanding, Ending balance	29.66	$ 19.67
Weighted average grant date fair value, Vested or expected to vest	29.75
Weighted average grant date fair value, Exercisable	$ 20.62
Weighted average remaining contractual term	8 years 3 months 3 days	8 years 6 months 10 days
Weighted average remaining contractual term, Vested or expected to vest	8 years 3 months 3 days
Weighted average remaining contractual term, Exercisable	7 years 3 months 18 days
Aggregate intrinsic value of share options, Outstanding	$ 56,505	$ 63,190
Aggregate intrinsic value of share options, Vested or expected to vest	54,877
Aggregate intrinsic value of share options, Exercisable	$ 16,084